BORROWINGS - Non-recourse borrowings (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 BRL (R$)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 COP ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 COP ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 BRL (R$)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 COP ($)	Mar. 31, 2022 BRL (R$)
Q1 2021 Financing Maturing In 2032, 8.66% Interest
Disclosure of detailed information about borrowings [line items]
Carrying value										$ 53,000,000	$ 200,000,000,000
Borrowings, interest rate										8.66%	8.66%	8.66%
Q1 2022, Financing, Maturing In 2029-2037
Disclosure of detailed information about borrowings [line items]
Carrying value										$ 95,000,000	$ 356,000,000,000
Q1 2022, Financing, Maturing In 2032
Disclosure of detailed information about borrowings [line items]
Carrying value										53,000,000	$ 200,000,000,000
Q1 2022, Financing, Maturing In 2045
Disclosure of detailed information about borrowings [line items]
Carrying value										29,000,000		R$ 150,000,000
Q1 2022, Refinancing, Maturing In 2032, 3.62% Interest
Disclosure of detailed information about borrowings [line items]
Carrying value										$ 170,000,000
Borrowings, interest rate										3.62%	3.62%	3.62%
Q1 2022, Refinancing, Maturing In 2032
Disclosure of detailed information about borrowings [line items]
Carrying value										$ 35,000,000
Q2 2022, Financing, Maturing In 2045
Disclosure of detailed information about borrowings [line items]
Carrying value						$ 63,000,000			R$ 300,000,000
Q2 2022, Financing, Maturing In 2024
Disclosure of detailed information about borrowings [line items]
Carrying value						96,000,000			R$ 500,000,000
Q2 2022, Refinancing, Maturing In 2039
Disclosure of detailed information about borrowings [line items]
Carrying value						$ 70,000,000		€ 66,000,000
Borrowings, interest rate						3.36%	3.36%	3.36%	3.36%
Q2 2022, Financing, Maturing In 2032
Disclosure of detailed information about borrowings [line items]
Carrying value						$ 97,000,000	$ 400,000,000,000
Q2 2022, Financing, Maturing In 2030, 1
Disclosure of detailed information about borrowings [line items]
Carrying value						24,000,000	100,000,000,000
Q2 2022, Financing, Maturing In 2030, 2
Disclosure of detailed information about borrowings [line items]
Carrying value						12,000,000	50,000,000,000
Q2 2022, Financing, Maturing In 2034
Disclosure of detailed information about borrowings [line items]
Carrying value						24,000,000	100,000,000,000
Q2 2022, Financing, Maturing In 2027
Disclosure of detailed information about borrowings [line items]
Carrying value						53,000,000	219,000,000,000
Q2 2022, Financing, Maturing In 2029
Disclosure of detailed information about borrowings [line items]
Carrying value						144,000,000	594,000,000,000
Q2 2022, Refinancing, Maturing In 2030
Disclosure of detailed information about borrowings [line items]
Carrying value						$ 57,000,000	$ 237,000,000,000
Q3 2022, Financing, Maturing In 2030
Disclosure of detailed information about borrowings [line items]
Carrying value				$ 71,000,000	$ 315,000,000,000
Q3 2022, Financing, Maturing In 2032
Disclosure of detailed information about borrowings [line items]
Carrying value				$ 14,000,000
Borrowings, interest rate				6.50%	6.50%
Q3 2022, Refinancing, Maturing In 2024
Disclosure of detailed information about borrowings [line items]
Carrying value				$ 12,000,000
Q4 2022, Financing, Maturing In 2032
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 53,000,000	$ 252,000,000,000
Q4 2022, Financing, Maturing In 2034
Disclosure of detailed information about borrowings [line items]
Carrying value	200,000,000
Q4 2022 Financing, Maturing in 2046
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 87,000,000		R$ 450,000,000